Business Combinations and Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 05, 2022	Sep. 13, 2021	Apr. 07, 2021	Jan. 14, 2020	Mar. 31, 2022	Sep. 15, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 29, 2020
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Republic-owned landfill cost									$ 37,900
Consideration adjustment received						$ 863,147
Cash received											$ 236,900
Warrants outstanding (in Shares)											2,724,515
Equity issuance costs											$ 40,500
Shares issued (in Shares)		2,500,000
Aggregate purchase price		$ 25,000
Forward purchase securities			$ 20,000
Price per share (in Dollars per share)											$ 0.1
Cash consideration						377,122
Repayment of aria debt						91,115
Revenues							$ 77,219	$ 5,127	134,116	$ 6,781	$ 77,126	$ 6,523
Membership interest						$ 394,910
Goodwill							$ 29,835		29,835		$ 29,211	$ 2,754
Aria Holders [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Consideration adjustment received									1,900
Other purchase price adjustment									$ 2,500
Ownership Interest [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Ownership interest percentage							60.00%		60.00%
Public Warrants [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Warrants outstanding (in Shares)											11,862,492
Warrant exercise price (in Dollars per share)											$ 11.5
Private Placement Warrants [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Warrants outstanding (in Shares)											6,771,000
Class A Common Stock [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Stock converted in reverse recapitalization (in Shares)											33,350,385
Common stock shares outstanding (in Shares)											23,680,528
Warrants outstanding (in Shares)											6,101,449
Shares issued (in Shares)		1,666,667	30,000,000		14,942,643
Aggregate purchase price		$ 25,000	$ 300,000
Common stock price per share (in Dollars per share)			$ 10
Price per share (in Dollars per share)			$ 11.5
Price per share (in Dollars per share)		$ 15									$ 18
Shares of common stock (in Shares)							80,717,757		80,717,757		65,122,200
Number of shares issued (in Shares)											23,000,000
Common stock par value (in Dollars per share)							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class B Common Stock [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Stock converted in reverse recapitalization (in Shares)											33,350,385
Common stock shares outstanding (in Shares)											5,931,350
Shares of common stock (in Shares)							39,060,418		39,060,418		54,338,114
Number of shares issued (in Shares)											23,000,000
Common stock par value (in Dollars per share)							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Initial capital funding	$ 222,500
Forward Purchase Agreement [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Warrants outstanding (in Shares)			250,000
Aggregate purchase price											$ 300,000
Forward Purchase Agreement [Member] | Class A Common Stock [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Price per share (in Dollars per share)											$ 11.5
Shares of common stock (in Shares)											29,166,667
Forward Purchase Agreement [Member] | Class A Common Stock [Member] | Warrants [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Warrants outstanding (in Shares)											250,000
Aria Merger [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Cash consideration											$ 377,100
Repayment of aria debt											91,100
Revenues											54,300
Net income											19,800
Transaction costs											$ 3,000
Archaea Energy LLC [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Price per share (in Dollars per share)											$ 12
Archaea Energy LLC [Member] | Class A Common Stock [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Common stock par value (in Dollars per share)											$ 0.0001
Initial PIPE Financing [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Price per share (in Dollars per share)		$ 10
Gulf Coast Environmental Systems, LLC [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Membership interest				$ 700
Ownership percentage											100.00%		72.00%
Goodwill				2,700
Gulf Coast Environmental Systems, LLC [Member] | Loan Purchase Commitments [Member]
Business Combinations and Reverse Recapitalization (Details) [Line Items]
Membership interest				$ 500
Percent of common stock purchased				51.00%